Unaudited Condensed Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Legacy Class A	Legacy Class B	U.S. Shares Class A	U.S. Shares Class B	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)	Noncontrolling Interests	Mexico Shares	Total
Balance at Dec. 31, 2017								$ (27,599)	$ (6,638)	$ 305	$ 85,395	$ 51,463
Balance (in Shares) at Dec. 31, 2017											432,356
Net (loss) income								4,302		(188)		4,114
Equity-based compensation							1,506					1,506
Foreign currency translation adjustments									(196)	11		(185)
Balance at Dec. 31, 2018							1,506	(23,297)	(6,834)	128	$ 85,395	56,898
Balance (in Shares) at Dec. 31, 2018											432,356
Redomiciling in the United States (See Note 1)							85,395				$ (85,395)
Redomiciling in the United States (See Note 1) (in Shares)			394,818	37,538							(432,356)
Net (loss) income								(16,707)		564		(16,143)
Shares issued in connection with contingent purchase price							12,696					12,696
Shares issued in connection with contingent purchase price (in Shares)			35,415
Equity-based compensation							1,689					1,689
Equity-based compensation (in Shares)			1,449
Foreign currency translation adjustments									3,760	(529)		3,231
Balance at Dec. 31, 2019							101,286	(40,004)	(3,074)	163		58,371
Balance (in Shares) at Dec. 31, 2019	431,682	37,538	431,682	37,538
Retroactive application of recapitalization					$ 3		(3)
Retroactive application of recapitalization (in Shares)	(431,682)	(37,538)			34,557,480	151,950
As adjusted					$ 3		101,283	(40,004)	(3,074)	163		58,371
As adjusted (in Shares)					34,557,480	151,950
Net (loss) income								(8,183)		(129)		(8,312)
Equity-based compensation							69					69
Foreign currency translation adjustments									(11,552)	(143)		(11,695)
Balance at Mar. 31, 2020					$ 3		101,352	(48,187)	(14,626)	(109)		38,433
Balance (in Shares) at Mar. 31, 2020					34,557,480	151,950
Balance at Dec. 31, 2019							101,286	(40,004)	(3,074)	163		58,371
Balance (in Shares) at Dec. 31, 2019	431,682	37,538	431,682	37,538
Net (loss) income								(26,177)		(155)		(26,332)
Equity-based compensation							211					211
Foreign currency translation adjustments									(13,907)	(145)		(14,052)
Balance at Dec. 31, 2020							101,497	(66,181)	(16,981)	(137)		18,198
Balance (in Shares) at Dec. 31, 2020	431,682	37,538	431,682	37,538
Balance at Mar. 31, 2020					$ 3		101,352	(48,187)	(14,626)	(109)		38,433
Balance (in Shares) at Mar. 31, 2020					34,557,480	151,950
Net (loss) income								(1,046)		30		(1,016)
Equity-based compensation							56					56
Foreign currency translation adjustments									926	(7)		919
Balance at Jun. 30, 2020					$ 3		101,408	(49,233)	(13,700)	(86)		38,392
Balance (in Shares) at Jun. 30, 2020					34,557,480	151,950
Net (loss) income								(10,327)		(28)		(10,355)
Equity-based compensation							55					55
Foreign currency translation adjustments									(4,602)	24		(4,578)
Balance at Sep. 30, 2020					$ 3		101,463	(59,560)	(18,302)	(90)		23,514
Balance (in Shares) at Sep. 30, 2020					34,557,480	151,950
Balance at Dec. 31, 2020							101,497	(66,181)	(16,981)	(137)		18,198
Balance (in Shares) at Dec. 31, 2020	431,682	37,538	431,682	37,538
Retroactive application of recapitalization					$ 3		(3)
Retroactive application of recapitalization (in Shares)	(431,682)	(37,538)			34,557,480	151,950
As adjusted					$ 3		101,494	(66,181)	(16,981)	(137)		18,198
As adjusted (in Shares)					34,557,480	151,950
Net (loss) income								(3,865)		30		(3,835)
Equity-based compensation							12					12
Foreign currency translation adjustments									(223)	5		(218)
Balance at Mar. 31, 2021					$ 3		101,506	(70,046)	(17,204)	(102)		14,157
Balance (in Shares) at Mar. 31, 2021					34,557,480	151,950
Net (loss) income								411		137		548
Foreign currency translation adjustments									1,015	(33)		982
Balance at Jun. 30, 2021					$ 3		101,506	(69,635)	(16,189)	2		15,687
Balance (in Shares) at Jun. 30, 2021					34,557,480	151,950
Net (loss) income								(10,599)		(188)		(10,787)
Equity-based compensation							6,469					6,469
Foreign currency translation adjustments									(920)	34		(886)
Business combination					$ 1		65,840					65,841
Business combination (in Shares)					7,413,435
Balance at Sep. 30, 2021					$ 4		$ 173,815	$ (80,234)	$ (17,109)	$ (152)		$ 76,324
Balance (in Shares) at Sep. 30, 2021					41,970,915	151,950